Investment in an Associate - Schedule of Contingent Liabilities (Details) - Altamira Medica [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contingent Liabilities [Line Items]
Revenue from contracts with customers	$ 250,499	$ 422
Cost of sales	(394,572)	(37,804)
Operating expenses	(1,450,042)	(32,633)
Finance costs	(36,056)	(17,509)
Loss before tax	(1,630,171)	(87,524)
Income tax gain / (expense)	51,858	(2,323)
Loss after tax	(1,578,313)	(89,847)
Other comprehensive income	39,379	15,602
Total comprehensive loss	(1,538,934)	(74,245)
Company’s share of loss for the period	(773,373)	(44,025)
Company’s share of other comprehensive income	$ 19,295	$ 7,645